Financial assets, liabilities and financial results (telecom activities)	6 Months Ended
Jun. 30, 2023
Financial assets, liabilities and financial results (telecom activities)
Financial assets, liabilities and financial results (telecom activities)

Note 10    Financial assets, liabilities and financial results (telecom activities)

10.1    Financial assets and liabilities of telecom activities

In order to improve the readability of financial statements and distinguish the performance of telecom activities from the performance of Mobile Financial Services, the notes related to financial assets and liabilities and results are split to reflect these two business scopes.

Note 10 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 12 focuses on the financial assets and liabilities of Mobile Financial Services as its financial results were not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two scopes (intra-group transactions between telecom activities and Mobile Financial Services activities are not eliminated) with the consolidated statement of financial position at June 30, 2023.

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities /
	statements					mobile financial
						services

Non-current financial assets related to Mobile Financial Services activities	539	—		539	12.1.1	—
Non-current financial assets	1,002	1,030	10.5	—		(27)	(1)
Non-current derivatives assets	1,155	1,050	10.3	105		—
Current financial assets related to Mobile Financial Services activities	3,262	—		3,271	12.1.1	(9)
Current financial assets	3,342	3,343	10.5	—		(1)
Current derivatives assets	113	113	10.3	—		—
Cash and cash equivalents	6,022	5,890	10.3	133		—

Non-current financial liabilities related to Mobile Financial Services activities	69	—		96	12.1.2	(27)	(1)
Non-current financial liabilities	31,786	31,786	10.3	—		—
Non-current derivatives liabilities	341	305	10.3	35		—
Current financial liabilities related to Mobile Financial Services activities	3,447	—		3,447	12.1.2	(1)
Current financial liabilities	5,651	5,660	10.3	—		(9)
Current derivatives liabilities	51	51	10.3	—		—
(1)	Loan granted by Orange SA to Orange Bank.

Orange SA granted a current account advance to Orange Bank in June 2023, for an amount of 150 million euros, maturing in December 31, 2023, with an option to increase to 400 million euros at a later date. At June 30, 2023, this current account advance has not been drawn down by Orange Bank.

10.2    Income and expenses related to financial assets and liabilities

The cost of net financial debt consists of income and expenses related to the components of net financial debt for the period.

Foreign exchange gains & losses mainly includes the revaluation in euros of bonds and bank loans denominated in foreign currencies as well as the symmetrical revaluation of the associated hedges as defined by IFRS 9.

	Finance costs, net						Other
							compre-
							hensive
							income
(in millions of euros)	Cost of gross	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	financial debt (1)	(losses) on	financial	exchange	financial	costs, net
		assets	debt	gains	expenses
		contributing		(losses)
		to net
		financial debt
June 30, 2023
Financial assets	—	130	130	21	21		3
Financial liabilities	(563)	—	(563)	(17)	—		—
Lease liabilities	—	—	—	—	(116)		—
Derivatives	29	—	29	(37)	—		(286)
Discounting expense	—	—	—	—	(60)		—
Total	(534)	130	(404)	(32)	(156)	(592)	(283)
June 30, 2022
Financial assets	—	(9)	(9)	17	59		(32)
Financial liabilities	(497)	—	(497)	(378)	—		—
Lease liabilities	—	—	—	—	(61)		—
Derivatives	199	—	199	321	—		488
Discounting expense	—	—	—	—	(24)		—
Total	(298)	(9)	(307)	(40)	(26)	(373)	456

(1)Includes interest on debts related to financed assets of (6) million euros at June 30, 2023 and (1) million euros at June 30, 2022.

At June 30, 2023, the consolidated statement of comprehensive income includes a loss in cash flow hedges amounting to (286) million euros (of which (277) million euros related to fully consolidated entities), against a gain of 488 million euros (of which 438 million euros related to fully consolidated entities) in the first semester of 2022. These effects mainly reflect the hedges, via cross currency swaps, of future coupons on Group debts denominated in foreign currencies:

−	The loss for the first half of 2023 is mainly due to the depreciation of the US dollar against the euro and by the increase of the long-term interest rate spread.
−	The gain for the first half of 2022 was mainly due to the appreciation of the US dollar against the euro and by the reduction of the long-term interest rate spread.

10.3    Net financial debt

Net financial debt as defined and used by Orange does not includes Mobile Financial Services activities for which this concept is not relevant and is described in the following table:

(in millions of euros)	June 30, 2023	December 31, 2022
TDIRA (1)	641	638
Bonds	29,388	29,943
Bank loans and from development organizations and multilateral lending institutions	3,963	3,309
Debt relating to financed assets	390	316
Cash collateral received	811	1,072
NEU Commercial Paper (2)	1,615	1,004
Bank overdrafts	255	250
Other financial liabilities (3)	383	105
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,446	36,638
Current and non-current derivatives (liabilities) (4)	357	386
Current and non-current derivatives (assets) (4)	(1,163)	(1,455)
Other comprehensive income components related to unmatured hedging instruments	(142)	114
Gross financial debt after derivatives (a)	36,498	35,684
Cash collateral paid (5)	(28)	(38)
Investments at fair value (6)	(3,306)	(4,500)
Cash equivalents	(3,430)	(3,178)
Cash	(2,460)	(2,668)
Other financial assets	—	(2)
Assets included in the calculation of net financial debt (b)	(9,224)	(10,386)
Net financial debt (a) + (b)	27,274	25,298

(1)	Perpetual securities redeemable in shares.
(2)	Negotiable European Commercial Papers (formerly called “commercial papers”).
(3)	Includes the financial liability of 279 million euros relating to the purchase option granted by Orange to Nethys (see Note 3.2.).
(4)	At June 30, 2023, the foreign exchange effect of the cross currency swaps hedging foreign exchange risk on gross debt notional is an unrealized gain of 742 million euros.
(5)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(6)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.

10.4    Main bonds and bank loans repayments and issuances

During the first semester of 2023, Orange SA redeemed a bond at maturity, on March 1, 2023 for 500 million euros with a coupon of 2,5%.

On March 1, 2023, Orange SA issued a bank loan from the European Investment Bank (EIB) for 500 million euros, maturing on March 1, 2030, with 6-month euribor variable rate + 39 bps.

10.5    Financial assets

The financial assets break down as follows:

	June 30, 2023			December 31, 2022
(in millions of euros)	Non-current	Current	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	448	—	448	419
Investments securities	448	—	448	419
Financial assets at fair value through profit or loss	221	3,306	3,528	4,745
Investments at fair value (1)	—	3,306	3,306	4,500
Investments securities	193	—	193	206
Cash collateral paid	28	—	28	38
Other	—	—	—	2
Financial assets at amortized cost	360	37	397	381
Receivables related to investments (2)	80	26	106	106
Other	280	11	291	275
Total financial assets	1,030	3,343	4,372	5,545

(1)	NEU Commercial papers and bond securities only.
(2)	Including loan granted by Orange SA to Orange Bank for 27 million euros.